Supplemental Financial Information (Supplemental Financial Information) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income/(Loss)
Unbilled revenue	$ 71.5	$ 72.4
Customer receivables	108.2	113.2
Amounts due from partners in jointly-owned plants	20.4	29.2
Coal sales	3.1	1.0
Other	5.9	4.4
Provision for uncollectible accounts	(1.0)	(1.1)
Total accounts receivable, net	208.1	219.1	215.5
Fuel, limestone and emission allowances	85.0	84.2
Plant materials and supplies	40.0	39.8
Other	2.0	1.8
Total inventories, at average cost	$ 127.0	$ 125.8	$ 112.6